Loss Per Share - Computation of earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2021 CNY (¥) ¥ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (1,873,520)	$ (290,766)	¥ (3,915,459)
Accretion on redeemable non-controlling interests to redemption value	(6,519,698)	(1,011,841)	(205,864)
Net loss attributable to non-controlling interests	131	20	2,703
Net loss attributable to ordinary shareholders of NIO Inc.	¥ (8,393,087)	$ (1,302,587)	¥ (4,118,620)
Denominator:
Weighted-average number of ordinary shares outstanding - basic and diluted	1,561,225,055	1,561,225,055	1,100,928,485
Basic and diluted net loss per share attributable to ordinary shareholders of NIO Inc. | (per share)	¥ (5.38)	$ (0.83)	¥ (3.74)